Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
EGYPT | Egyptian General Petroleum Corporation [Member]
Total	[1]	$ 29,025	$ 85,250	$ 300	$ 20,000	$ 134,575
GABON | Ministry of Hydrocarbons [Member]
Total	[1]		43,931			43,931
GABON | Gabon Oil Company [Member]
Total	[1]	30,522				30,522
GABON | Public Treasury/Other [Member]
Total	[1]			11,831		11,831
CÔTE D'IVOIRE | Directorate General of Hydrocarbons (DGH) [Member]
Total	[1]			697		697
CÔTE D'IVOIRE | Directorate General of Taxes (DGI) [Member]
Total	[1]				900	900
CÔTE D'IVOIRE | Société Nationale d'Operations Pétrolières de la Côte d'Ivoire [Member]
Total	[1]			266	$ 100	366
EQUATORIAL GUINEA | Ministry of Mines and Hydrocarbons [Member]
Total	[1]			635		635
EQUATORIAL GUINEA | Other Government [Member]
Total	[1]			17		17
CANADA | Mountain View County [Member]
Total	[1]	$ 814				814
CANADA | Government of Alberta [Member]
Total	[1]		1,062	$ 216		1,278
CANADA | Alberta Petroleum and Marketing Commission [Member]
Total	[1]		$ 934			$ 934

[1]
All payments are reported in US Dollars in thousands. Actual payments made in currencies other than US Dollars have been converted at the time the payments were made. Some payments are made by providing oil (i.e., payments-in-kind): which are calculated using the sales price under the terms of the applicable sales agreement.